Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Foreign Currency
The Company’s functional currency is the US$. The Company’s subsidiaries, VIEs and subsidiaries of the VIEs determine their functional currencies based on the criteria of ASC Topic 830,
Foreign Currency Matters
. The
Company uses the RMB as its reporting currency. The Company uses the exchange rate as of the balance sheet date to translate its assets and liabilities and the average daily exchange rate for each month to translate its income and expense items to reporting currency. Any translation gains (losses) are recorded in other comprehensive income (loss). Transactions denominated in foreign currencies are measured and recorded into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of “Other income (loss), net.”
Segment Reporting
As of December 31, 2018 and 2019, the Company had two reportable segments,

Baidu Core and iQIYI. Baidu Core mainly provides search-based, feed-based and other online marketing services, as well as products and services from our new AI initiatives. Search Services and Transaction Services were combined into Baidu Core beginning April 2017, to reflect the Company’s strategic and operational change to de-emphasize
 its transaction services business and shift more resources to support its online marketing and other services. iQIYI is an online entertainment service provider that offers original, professionally produced and partner-generated content on its platform. In early April 2018, iQIYI completed its initial public offering (“IPO”) on the Nasdaq Global Market.
The Company’s chief executive officer, who has been identified as the chief operating decision marker (“CODM”), reviews the operating results of Baidu Core and iQIYI, to allocate resources and assess the Company’s performance. Accordingly, the financial statements include segment information which reflects the current composition of the reportable segments in accordance with ASC Topic 280,
 Segment Reporting.
Business Combinations
The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC Topic 805,

Business Combinations
. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.
In a business combination achieved in stages, the Company remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement

gain or loss, if any, is recognized in earnings.
The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, and forecasted cash flows over that period.
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents
Cash and cash equivalents primarily consist of cash, money market funds, investments in interest bearing demand deposit accounts, time deposits and highly liquid investments with original maturities of three months or less from the date of purchase and are stated at cost which approximates their fair value.
Restricted cash
Restricted cash mainly consists of the cash reserved in escrow accounts at certain banks as online payment service deposits and cash pledged for bank loan facility.
In November 2016, the FASB issued Accounting Standards Update No.
 2016-18,
Statement of Cash Flows
(Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period
and
end-of-period
total amounts presented in the statement of cash flows.
The Company adopted the new standard effective January 1, 2018, using the retrospective transition method. All restricted cash was presented on the face of consolidated balance sheet as “Restricted cash”.

Accounts Receivable, net of allowance
Accounts receivable are recognized and carried at the original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. Receivable balances are written off when they are deemed uncollectible. The Company generally does not require collateral from its customers.
The Company maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s payment history, the customer’s current credit-worthiness and current economic trends.

Receivables from Online Payment Agencies, net of allowance
Receivables from online payment agencies are funds due from the third-party online payment service providers for clearing transactions. Funds were paid or deposited by customers or users through these online payment agencies for services provided by the Company. The Company carefully considers and monitors the credit worthiness of the third-party payment service providers used. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Receivable balances are written off when they are deemed uncollectible. The balances are included in “Other current assets, net” on the consolidated balance sheets. As of December 31, 2018 and 2019, no allowance for doubtful accounts was provided for the receivables from online payment agencies.
Investments
Short-term investments
All highly liquid investments with original maturities of greater than three months
, but less than
twelve months
, are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments.
The Company accounts for short-term debt investments in accordance with ASC Topic 320,
Investments—Debt Securitie
s (“ASC 320”)
.
The Company classifies the short-term investments in debt as
“held-to-maturity,”
“trading” or
“available-for-sale,”
whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.
Securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity
securities and stated at amortized cost. For individual securities classified as held-to-maturity
securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary, in accordance with ASC 320. Other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made.
Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities, in accordance with ASC 320. Unrealized holding gains and losses for trading securities are included in earnings.

Debt investments not classified as trading or as
held-to-
maturity
are classified as
available-for-sale
debt securities, which are reported at fair value, with unrealized gains and losses recorded in “Accumulated other comprehensive income (loss)” . An impairment loss on the available-for-sale
debt securities is recognized in earnings when the decline in value is determined to be other-than-temporary.
Long-term investments
The Company’s long-term investments consist of equity investments with readily determinable fair value, equity method investments, held-to-maturity debt investments, available-for-sale
debt investments, equity investments without readily determinable fair value, and other investments accounted for at fair value.
The Company adopted ASC Topic 321,
Investments–Equity Securities
(“ASC 321”) from January 1, 2018 and the cumulative effect of RMB
1.9
billion representing the unrealized gains of
available-for-sale
equity securities before the adoption was recorded as an adjustment to the opening retained earning
s. Pursuant to ASC 321, equity investments, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820,
Fair Value Measurements and Disclosures
(“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Significant judgments are required to determine whether (i) observable price changes in orderly transactions are for instruments that are considered similar, and (ii) appropriate valuation methodologies and underlying assumptions, including expected volatility and the probability of exit events as it relates to liquidation and redemption features used to measure the price adjustments for the difference in rights and obligations between instruments. Equity securities with readily determinable fair values are measured at fair value, and any changes in fair value are recognized in earnings.
For equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired. For equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in net income equal to the difference between the carrying value and fair value.
Investments that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity investments and stated at amortized cost. For individual securities classified as held-to-maturity investments, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary, in accordance with ASC 320. Other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt investment’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made.
Available-for-sale

debt investments are convertible debt instruments issued by private companies and investment in preferred shares that is
 redeemable at the Company’s option, which are measured at fair value. Interest income is
recognized in earnings. All other changes in the carrying amount of these debt investments are recognized in other comprehensive income. An impairment loss on the available-for-sale debt investments, if any, is recognized in
earnings
when the decline in value is determined to be other-than-temporary.
Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Topic 323,
Investments-Equity Method and Joint Ventures
(“ASC 323”). Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is accounted for as if the investee were a consolidated subsidiary. The Company subsequently adjusts the carrying amount of its investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings. The Company will discontinue applying the equity method if an investment (plus additional financial support provided to the investee, if any) has been reduced to zero. When the Company has other investments in its equity-method investee and is not required to advance additional funds to that investee, the Company would continue to report its share of equity method losses in its statement of comprehensive income after its equity-method investment in ordinary shares has been reduced to zero, to the extent of and as an adjustment to the adjusted basis of the Company’s other investments in the investee. Such losses are first applied to those investments of a lower liquidation preference before being further applied to the investments of a higher liquidation preference. The Company adopted a one-quarter
lag in reporting for its share of equity income/(loss) in all of its equity method investees.
The Company evaluates the equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Company when determining whether an investment has been other-than-temporarily-impaired, includes, but not limited to, the length of the time and the extent to which the market value has been less than cost, the financial performance and near-term prospect of the investee, and the Company’s intent and ability to retain the investment until the recovery of its cost. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary and is allocated to the individual net assets underlying equity method investments in the following order: 1) reduce any equity method goodwill to zero; 2) reduce the individual basis differences related to the investee’s long-lived assets pro rata based on their amounts relative to the overall basis difference at the impairment date and 3) reduce the individual basis difference of the investee’s remaining assets in a systematic and rational manner.
In accordance with ASC

946-320

Financial Services—Investment Companies, Investments—Debt and Equity Securities,

the Company accounts for long-term equity investments in unlisted companies held by consolidated investment companies at fair value. These investments were initially recorded at their transaction price net of transaction costs, if any. Fair value of these investments are re-measured

periodically in accordance with ASC 820.
Fair Value Measurements of Financial Instruments
Financial instruments are in the form of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from and due to related parties, other receivables, long-term investments, short-term loans, accounts payable and accrued liabilities, customer advances and deposits, derivative instruments, notes payable, convertible senior notes and long-term loans. The carrying values of the aforementioned financial instruments included in current assets and liabilities approximate their respective fair values because of their general short maturities. The carrying amounts of long-term loans approximate fair values as the related interest rates currently offered by financial institutions for similar debt instruments of comparable maturities. The fair value of long-term investments that
are not reported at fair value are disclosed in Note 23.

Fixed Assets
Fixed assets are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	– 43 to 45 years
Office building related facility, machinery and equipment	– 15 years
Computer equipment	– 3 to 5 years
Office equipment	– 3 to 5 years
Vehicles	– 5 years
Leasehold improvements	– over the shorter of lease terms or estimated useful lives of the assets

Fixed assets have no estimated residual value except for the office building and its related facility, machinery and equipment, which have an estimated residual value of 4% of the cost.
Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in earnings. All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.
Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use. Interest costs capitalized for the years ended December 31, 2017, 2018 and 2019 were insignificant.
Licensed Copyrights
, net
Licensed copyrights consist of professionally-produced content such as films, television series, variety shows and other video content acquired from external parties. The license fees are capitalized and, unless prepaid, a corresponding
liability is recorded when the cost of the content is known, the content is accepted by the Company in accordance with the conditions of the license agreement and the content is available for its first showing on the Company’s websites. Licensed copyrights are carried at the lower of unamortized cost or net realizable value. Licensed copyrights are presented on the balance sheet as current and non-
current
, based on estimated time of usage.
The Company has two types of licensed copyrights, i) non-exclusive licensed copyrights and ii)
exclusive
licensed copyrights. For non-exclusive licensed copyrights, the Company has the right to broadcast the contents on its own websites. For exclusive licensed copyrights, in addition to the broadcasting right, the Company also has the right to sublicense the underlying contents to external parties.
Non-exclusive licensed copyrights are amortized using an accelerated or a straight-line method based on historical and estimated viewership consumption patterns over its economic useful lives. Estimates of future viewership consumption patterns and economic useful lives for licensed copyrights are reviewed periodically, at least on an annual basis and revised, if necessary. Revisions to the amortization pattern are accounted for as a change in accounting estimate prospectively in accordance with ASC topic 250 (“ASC 250”),
Accounting Changes and Error Corrections
.

The purchase cost of exclusive licensed copyrights includes a broadcasting right and a right to sublicense the content to external parties, and the Company allocates the content cost to these two rights when the exclusive licensed copyrights
are initially recognized based on the relative proportion of the Company’s estimate of the total revenues that will be generated by each right over its economic useful lives. For the broadcasting right, which is the portion of an exclusive licensed copyright that generates direct and indirect online advertising and membership services revenues, the content costs are amortized in accordance with ASC subtopic 920-350 (“ASC 920-350”),
Entertainment-Broadcasters: Intangibles—Goodwill and Other
, using the same method as non-exclusive licensed copyrights as described above. For the right to sublicense the content to external parties, which is the portion of an exclusive licensed copyright that generates direct content distribution revenues, the content costs are amortized based on its estimated usage pattern. The Company reviews the forecasted total direct content distribution revenues on a periodic basis and any changes in estimates will result in the Company applying a revised fraction to the net carrying amount of the right to sublicense as of the beginning of the fiscal year.

On a periodic basis, the Company evaluates the program usefulness of the broadcasting rights of its licensed copyrights and records these rights at the lower of unamortized cost or estimated net realizable value pursuant to the guidance in ASC 920-350. When there is a change in the expected usage of licensed copyrights, the Company estimates net realizable value of licensed copyrights to determine if any impairment exists.
Net realizable value is determined by estimating the expected cash flows generated from provision of online advertising and membership services, less any direct costs, over the remaining useful lives of the licensed copyrights. The Group estimates online advertising and membership services cash flows for each category of content separately. Estimates that impact advertising and membership services cash flows include anticipated levels of demand for the Group’s advertising and membership services and the expected selling prices of such services. For the right to sublicense to external parties, recoverability is assessed in accordance with ASC 926-20. The Company recognized impairment charges on licensed copyrights of RMB390 million, RMB181 million and nil for the years ended December 31, 2017, 2018 and 2019, respectively.
Goodwill and Intangible Assets
Goodwill
The Company assesses goodwill for impairment in accordance with ASC Subtopic
350-20,
Intangibles—Goodwill and Other: Goodwill
(“ASC
350-20”),
which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC
350-20.
As of December 31, 2018 and 2019, the Company has two reporting units, consisting of Baidu Core and iQIYI.
The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step
test in accordance with ASC
350-20.
If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not
that the fair value of the reporting unit is less than its carrying amount, the two-step
quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step
quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.
The Company performed qualitative assessments for the reporting unit of Baidu Core in 2018 and 2019. Based on the requirements of ASC
350-20,
the Company evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry and market conditions, financial performance, and the share price of the Company. The Company weighed all factors in their entirety and concluded that it was not more-likely-than-not
the fair value was less than the carrying amount of Baidu Core, and further impairment testing on goodwill was unnecessary as of December 31, 2018 and 2019.
The Company elected to assess goodwill for impairment using the two-step
 process for the reporting unit of iQIYI. Subsequent to iQIYI’s IPO, the Company primarily considered the quoted market price of iQIYI’s share to determine the fair value of the reporting unit. As of December 31, 2018 and 2019, the fair value of iQIYI exceeded its carrying amount
,
therefore, goodwill related to the iQIYI reporting unit was not impaired and the Company was not required to perform further testing.
On disposal of a portion of reporting unit that constitutes a business, the attributable amount of goodwill is included in the determination of the amount of profit or loss on disposal. When the Group disposes of a business within the reporting unit, the amount of goodwill disposed is measured on the basis of the relative fair value of the business disposed and the portion of the reporting unit retained. This relative fair value approach is not used when the business to be disposed was not integrated into the reporting unit after its acquisition, in which case the current carrying amount of the acquired goodwill should be included in the carrying amount of the business to be disposed.
Intangible assets
Intangible assets with finite lives are carried at cost less accumulated amortization. All intangible assets with finite lives are amortized using the straight-line method over the estimated useful lives, except for the sublicensing rights and certain licensed copyrights.
Intangible assets have weighted average useful lives from the date of purchase as follows:

Customer relationships	– 5 years
Software	– 5 years
Trademarks	– 10 years
User list	– 5 years
Licensed copyrights of video contents	– 3 years
Others	– 6 years
Intangible assets with indefinite useful life are not amortized and are tested for impairment annually or more frequently, if events or changes in circumstances indicate that they might be impaired in accordance with ASC Subtopic
350-30,
Intangibles-Goodwill and Other: General Intangibles Other than Goodwill
(“ASC
350-30”).

Upon the initial application of ASC 842 on January 1, 2019, land use rights were presented as operating lease right-of-use assets (“ROU assets”). Such amount was included in the opening balance of operating lease ROU assets as of January 1, 2019 with no adjustments made to the comparative periods.
Produced Content, net
The Company produces original content in-house and collaborates with external parties. The cost incurred in the physical production of original content includes direct production costs, production overhead and acquisition costs and is reported separately as “Produced content” on the consolidated balance sheet. Produced content also includes cash expenditures made to acquire a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Production costs exceeding the estimated total revenues to be earned (“ultimate revenue”) are expensed as cost of revenues. Ultimate revenue estimates include contracted revenue, if any, and revenue expected to be earned not exceeding ten years from the date of initial release from all sources, including exhibition, licensing, or exploitation of produced content if the Company has demonstrated a history of earning such revenue. The Company estimates ultimate revenue to be earned during the economic useful lives of produced content based on anticipated release patterns and historical results of similar produced content, which are identified based on various factors, including cast and crew, target audience and popularity. The Company amortizes produced content using an accelerated method based on historical and estimated usage patterns of its produced contents. Significant management judgement is required to estimate the growth rates for the Company’s membership services and online advertising revenue, which could significantly impact estimated ultimate revenue and usage patterns of produced content. These estimates are periodically reviewed and adjusted, if appropriate. The difference between expenses
determined using the new estimates and any amounts previously expensed during the fiscal year is recognized in the period of revision.
The Company reviews unamortized produced content costs for impairment whenever events or circumstances indicate that the fair value of the produced content may be less than its unamortized cost.
Impairment of Long-Lived Assets Other Than Goodwill

The Company evaluates long-lived assets, such as fixed assets and purchased or internally developed intangible assets with finite lives other than licensed copyrights and produced contents, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC Topic 360,
Property, Plant and Equipment
. When such events occur, the Company assesses the recoverability of the asset group based on the undiscounted future cash flows the asset group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from disposition of the asset group, if any, is less than the carrying value of the asset group. If the Company identifies an impairment, the Company reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheets.

Leases
The Company adopted ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) from January 1, 2019 by using the modified retrospective method and did not restate the comparable periods. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company also elected the practical expedient not to separate lease and non-lease components of contracts, except for bandwidth service included in internet data center (“IDC”) facilities lease contracts. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

The Company determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Company recognizes an ROU asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. For finance leases, assets are included in property and equipment on the consolidated balance sheets. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The Company’s leases often include options to extend and lease terms include such extended terms when the Company is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Company is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term.

Upon adoption, the Company recognized ROU assets of RMB5.4 billion (US$782 million) and total lease liabilities (including current and non-current) RMB5.0 billion (US$716 million) for operating leases as of January 1, 2019. Total ROU assets included RMB265 million of land use rights that were previously presented in intangible assets on the consolidated balance sheet as of December 31, 2018. The impact of adopting ASU 2016-02 on the Company’s opening retained earnings and current year net income was insignificant. As of December 31, 2019, the Company recognized operating lease ROU assets of RMB7.3 billion (US$1.1 billion) and total lease liabilities RMB 6.8 billion (US$972 million), including current portion of RMB2.3 billion (US$328 million) for operating leases.

Revenue Recognition
The Company adopted ASC Topic 606,
Revenue from Contracts with Customers
(“ASC 606”) from January 1, 2018, using the modified retrospective method. Revenues for the years ended December 31, 2018 and 2019 were presented under ASC 606, and revenues for the year ended December 31, 2017 was not adjusted and continue to be presented under ASC Topic 605,
Revenue Recognition
. The cumulative effect of adopting ASC 606 resulted in an increase of RMB
933

million to the opening balance of retained earnings at January 1, 2018, which is primarily related to the Company’s online marketing revenues.

Revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. Starting from January 1, 2018, value added taxes (“VAT”) was reclassified from cost of revenue to net against revenues in accordance with ASC 606. Therefore, revenue for fiscal 2017 was reported gross of VAT and revenues for 2018 and 2019 were reported net of VAT.

The Company recognized VAT of RMB
4.8

billion, RMB
6.1
 billion and RMB
6.4
billion (US
$
925
million) for the years ended December
31
,
2017
,
2018
and
2019
, respectively.

	For the years ended
	December 31, 2017	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	RMB	US$
	(In millions)
Online marketing	73,146	81,912	78,093	11,217

iQIYI membership service	6,532	10,603	14,415	2,071
iQIYI content distribution	1,192	2,163	2,544	365
Interest income earned from provision of financial services	1,658	1,724	—	—
Others	2,281	5,875	12,361	1,776

Other revenue	11,663	20,365	29,320	4,212

Total revenue	84,809	102,277	107,413	15,429

The Company’s revenue recognition policies effective on the adoption date of ASC 606 are as follows:
Performance-based online marketing services
Cost-per-
click
(“CPC”)
The Company’s auction-based P4P platform enables customers to bid for priority placement of paid sponsored links and reach users who search for information related to their products or services. P4P online marketing customers can choose from search-based and feed-based online marketing services, and select criteria for their inventory purchase, such as daily spending limit and user profile targeted, including, but not limited to, users from specific regions in China and users online
during specific time period. Revenue is recognized when all of the revenue recognition criteria are met, which is generally when a user clicks on one of the customer-sponsored links or feed-based marketing.
Other performance-based online marketing services
To the extent the Company provides online marketing services based on performance criteria other than cost-per-click, such as the number of downloads (and user registration) of mobile apps and the pre-determined ratios of completed transaction volumes, revenue is recognized when the specified performance criteria are met along with the satisfaction of other applicable revenue recognition criteria.
Online display advertising services
The Company provides online display advertising services to its customers by integrating text description, image and/or video, and displaying the advertisement in the search result, in Baidu Feed or on other properties. The Company recognizes revenue on a pro-rata basis over the contractual term for cost per time advertising arrangements, commencing on the start date of the display advertisement, or based on the number of times that the advertisement has been displayed for cost per thousand impressions advertising arrangements.
Baidu Union online marketing services
Baidu Union is a program through which the Company expands distribution of its customers’ sponsored links or advertisements by leveraging the traffic of Baidu Union partners’ online properties. The Company acquires traffic from Baidu Union partners and is responsible for service fulfillment, pricing and bearing inventory risks. As principal, the Company recognizes revenue on a gross basis, based on customer billing. Payments made to Baidu Union partners are recorded as traffic acquisition costs, which are included in “cost of revenues” in the consolidated statements of comprehensive income.
Online marketing services customers are required to pay a deposit before using our services. Once their account balance falls below a designated amount, they will receive an automated notice from the Company to replenish their accounts. Customer deposit is deducted when a user clicks on the customer’s link in the search result or when other performance criteria other than CPC have been satisfied. The Company offers payment terms to certain customers based on their credit history with the Company and other credit factors. The Company may also offer payment terms to certain agencies, as is common in the industry.
Collection
Certain customers of online marketing services are required to pay a deposit before using our services and are sent automated reminders to replenish their accounts when the balance falls below a designated amount. The deposits received are recorded as customer deposits and deferred revenue on the consolidated balance sheets. The amounts due to the Company are deducted from the deposited amounts when users click on the paid sponsored links in the search results or other performance criteria have been satisfied. In addition, the Company offers payment terms to some of our customers based on their historical marketing placements and credibility. The Company also offers longer payment terms to certain online payment agencies, consistent with industry practice.
Payment terms and conditions vary by customer and are based on the billing schedule established in our contracts or purchase orders with customers, but we generally provide credit terms to customers within one year; therefore, we have determined that our contracts do not include a significant financing component.
Sales incentives
The Company provides sales incentives to agents that entitle them to receive price reduction on the online marketing services by meeting certain cumulative consumption requirements. The Company accounts for these incentives granted to customers as a variable consideration and net them against revenue. The amount of variable consideration is measured based on the most likely amount of incentives to be provided to customers.
Membership services
The Company offers membership services that allow subscribers access to a library of premium content or personal cloud service, in exchange for non-refundable
upfront membership fees. When the receipt of membership fees is for services to be delivered over a period of time, the receipt is initially recorded as deferred revenue and revenue is recognized ratably over the membership period as services are rendered. Membership services revenue also includes fees earned from on-demand
content purchases and the sale of right to other services, such as other memberships, which the Company acquires and controls before they are transferred to customers.
Content distribution
The Company generates revenues from
sub-licensing
content licensed from vendors for cash or through nonmonetary exchanges mainly with other online video broadcasting companies. The exclusive licensing agreements the Company enters into with the vendors have a specified license period and provide the Company rights to sub-license
these contents to other parties. The Company enters into a
non-exclusive
sub-license
agreement with a
sub-licensee
for a period that falls within the original exclusive license period. For cash sub-licensing
transactions, the Company is entitled to receive the
sub-license
fee under the
sub-licensing
arrangements and does not have any future obligation once it has provided the underlying content to the sub-licensee
(which is provided at or before the beginning of the
sub-license
period). The
sub-
licensing of content represents a license of functional intellectual property that grants a right to use the Company’s licensed copyrights, and is recognized at the point in time when the licensed copyright is made available for the customer’s use and benefit.
The Company also enters into nonmonetary transactions to exchange online broadcasting rights of licensed copyrights with other online video broadcasting companies from time to time. The exchanged licensed copyrights provide rights for each party to broadcast the licensed copyrights received on its own website only. Each transferring party retains the right to continue broadcasting the exclusive content on its own website and/or sublicense the rights to the content it surrendered in the exchange. The Company accounts for these nonmonetary exchanges based on the fair value of the asset received starting from January 1, 2018, when ASC 606 was adopted. Barter sublicensing revenues are recognized in accordance with the same revenue recognition criteria above. The Company estimates the fair value of the licensed copyrights received based on various factors, including the purchase price of similar non-exclusive and/or exclusive contents, broadcasting schedule, cast and crew, themes popularity, and box office. The attributable cost of sublicensing transactions, whether for cash or through nonmonetary exchanges, is recognized as cost of revenues through the amortization of the sublicensing right component of the exclusive licensed copyright, calculated based on its estimated usage pattern.
The Company recognized barter sublicensing revenues of RMB763 million, RMB1.1 billion and 683
m
illion (US$98 million) and related costs of RMB650 million, RMB1.0 billion and RMB570
m
illion (US$82 million) for the years ended December 31, 2017, 2018 and 2019, respectively.
Financial services
The Company offers financial services which include provision of installment payment services to consumers and wealth management services to third-party investors. Interest income earned from provision of financial services is reported as “Other revenues” and reported on a net basis after deduction of related interest costs incurred. The Company recognized gross interest income of RMB3.5 billion and RMB3.3 billion and interest costs of RMB1.9 billion and RMB1.6 billion for the years ended December 31, 2017 and 2018, respectively. The financial services business was disposed of in August 2018 (Note 4).
Cloud services
The Company provides cloud services, which include computing, database, storage and other services and allow customers to use hosted software over the contract period without taking possession of the software, generally on either a subscription or consumption basis. Revenue related to cloud services provided on a subscription basis is recognized ratably over the contract period. Revenue related to cloud services provided on a consumption basis, such as the amount of storage used in a period, is recognized based
on the customer utilization of such resources.
Sales of hardware
The Company sells hardware products via distributors or directly to end customers. Revenue from the sales of hardware is recognized when control of the goods is transferred to customers, which generally occurs when the products are delivered and accepted by the
customers. Revenue is recorded net of sales incentives and return allowance.
Other revenue recognition related policies
For arrangements that include multiple performance obligations, primarily for advertisements to be displayed in different spots, placed under different forms and displayed at different times, the Company would evaluate all of the performance obligations in the arrangement to determine whether each performance obligation is distinct. Consideration is allocated to each performance obligation based on its standalone selling price. The Company generally determines standalone selling prices based on the prices charged to customers on a standalone basis or estimate it using an expected cost plus margin approach. If a promised good or service does not meet the criteria to be considered distinct, it is combined with other promised goods or services until a distinct bundle of goods or services exists.
Timing of revenue recognition may differ from the timing of invoicing to customers. For certain services customers are required to pay before the services are delivered to the customer. When either party to a revenue contract has performed, the Company recognizes a contract asset or a contract liability on the consolidated balance sheet, depending on the relationship between the entity’s performance and the customer’s payment. Contract liabilities were mainly related to fees for membership services to be provided over
the membership period, which were presented as deferred revenue on the consolidated balance sheets. The year over year increase in deferred revenue as compared to the year ended December 31, 2018 is a result of the increase in consideration received from the Company’s customers.
Revenue recognized for the year ended December 31, 2019 that was included in contract liabilities as of January 1, 2019 was RMB
3.1

billion (US$
444

million).
Contract assets represent unbilled amounts related to the Group’s rights to consideration for advertising services delivered and are included in “Other current assets, net” on the consolidated balance sheets. As of December 31, 2018 and 2019, contract assets were RMB
1.4
billion and RMB
1.9

b
illion (US$
269
million), net of allowance for doubtful accounts of RMB21 million and RMB7 million (US$1 million), respectively. The increase in the balance of contract assets was primarily due to more outstanding advertising contracts as of December 31, 2019 compared to the prior year for which the Group had commenced to provide advertisement placements but had not completed all specified advertising services in the contract, which corresponds to when the Group has the right to bill its customers.
The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed.
Cost of Revenues
Cost of revenues consists primarily of traffic acquisition costs, bandwidth costs, depreciation, content costs, payroll, cost of hardware sold and related costs of operations. Starting from January 1, 2018, VAT was recorded net against revenue instead of as cost of revenue.
Traffic acquisition costs represent the amounts paid or payable to Baidu Union partners who direct search queries to the Company’s websites or distribute the Company’s customers’ paid links through their properties. These payments are primarily based on revenue sharing arrangements under which the Company pays its Baidu Union partners and other business partners a percentage of the fees it earns from its online marketing customers.
Advertising and Promotional Expenses
Advertising and promotional expenses, including advertisements through various forms of media and kinds of marketing and promotional activities, are included in “Selling, general and administrative expense” in the consolidated statements of comprehensive income (loss) and are expensed when incurred. Advertising and promotional expenses for the years ended December 31, 2017, 2018 and 2019 were
RMB4.6 billion, RMB10.1 billion and RMB10.5 billion (US$1.5 billion), respectively.
Government Subsidies
Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government subsidies, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies of non-operating
nature with no further conditions to be met are recorded as
non-operating
income in “Other income, net” when received. The government subsidies with certain operating conditions are recorded as “
D
eferred income” when received and will be recorded as operating income when the conditions are met.
Income Taxes
The Company recognizes income taxes under the
liability
method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not
to be realized. The effect on deferred taxes of a change in tax rates is recognized in earnings in the period that includes the enactment date.
The Company applies the provisions of ASC Topic 740,
Income Taxes
(“ASC 740”), in accounting for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income. As of and for the years ended December 31, 2017, 2018 and 2019, the amounts of unrecognized tax benefits as well as interest and penalties associated with uncertainty in income taxes were insignificant.
Share-based Compensation
The Company accounts for share-based compensation in accordance with ASC Topic 718,
Compensation-Stock Compensation
(“ASC 718”)
.
The Company has elected to recognize share-based compensation using the straight-line method for all share-based awards issued with no performance conditions. For awards with performance conditions, compensation cost is recognized on an accelerated basis if it is probable that the performance condition will be achieved.
Forfeitures are estimated based on historical experience and are periodically reviewed. Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modified awards”). The compensation costs associated with the modified awards are recognized if either the original vesting condition or the new vesting condition is achieved. Total recognized compensation cost for the awards is at least equal to the fair value of the awards at the grant date unless at the date of the modification the performance or service conditions of the original awards are not expected to be satisfied. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modified awards, the Company recognizes share-based compensation over the vesting periods of the replacement award, which comprises, (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever results in higher expenses for each reporting period.
The Company accounts for share awards issued to
non-employees
in accordance with the provisions of ASC Subtopic
505-50,
Equity: Equity-based Payments to Non-Employees
. Prior to adopting ASU
2018-07,
Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting to simplify the accounting for share-based payments to nonemployees
(“ASU
2018-07”)
on January 1, 2019, the Company uses the Black-Scholes-Merton option pricing model method to measure the value of options granted to non-employees
at each vesting date to determine the appropriate charge to share-based compensation.
The Company’s adopted ASU
2018-07
on January 1, 2019
using
the modified retrospective method. Subsequent to the adoption, the Company measures equity-classified nonemployee awards using their fair value on grant date. The impact of adopting the new standard was insignificant.
Earnings Per Share (“EPS”)
The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC Topic 260,
Earnings Per Share
(“ASC 260”), using the two-class method. Under the provisions of ASC 260, basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. The Company adjusts for the accretion of the redeemable noncontrolling interests in the calculation of income available to ordinary shareholders of the Company used in the earnings per share calculation.
Diluted earnings per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities such as stock options, restricted shares and convertible senior notes have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, restricted shares subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted earnings per Class A ordinary share assumes the conversion of Class B ordinary shares to Class A ordinary shares, while diluted earnings per Class B ordinary share does
not assume the conversion of such shares. The Company adjusts for the securities issued by subsidiaries and equity method investees in the calculation of income available to ordinary shareholders of the Company used in the diluted earnings per share calculation.
The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted earnings per Class A ordinary share, the undistributed earnings are equal to net income for that computation.
For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.
Contingencies
The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any
developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.
When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, unless it is immaterial or an estimate cannot be made. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involves complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.
Concentration of Risks
Concentration of credit risk
Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, contract assets and amounts due from related parties. As of December 31, 2019, the Company has RMB
147.4
 billion (US$
21.2
billion) in cash and cash equivalents, restricted cash, and short-term investments,
92
% and
8
% of which are held by financial institutions in the PRC and international financial institutions outside of the PRC, respectively. The Company’s total cash and cash equivalents, restricted cash, and short-term investments held at three
financial institutions in the PRC exceeded 10%, representing
24
%,
21
%
 and

18
% of the Company’s total cash and cash equivalents, restricted cash, and short-term investments as of December 31, 2019, respectively.
PRC state-owned banks, such as Bank of China, are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those banks
faces a material credit crisis. The Company does not foresee substantial credit risk with respect to cash and cash equivalents, restricted cash and short-term investments held at the PRC state-owned banks. Meanwhile,
China does not have an official deposit insurance program, nor does it have an agency similar to what was the Federal Deposit Insurance Corporation (FDIC) in the U.S. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full. The Company selected reputable international financial institutions with high rating rates to place its foreign currencies. The Company regularly monitors the rating of the international financial institutions to avoid any potential defaults. There has been no recent history of default in relation to these financial institutions.
Accounts receivable and contract assets are typically unsecured and derived from revenue earned from customers and agents in China, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances. The Company maintains reserves for estimated credit losses and these losses have generally been within its expectations. As of December 31, 2018 and 2019, the Company had
no
single customer with a receivable balance exceeding 10% of the total accounts receivable balance.
No customer or any Baidu Union partner generated greater than 10% of total revenues in any of the three years presented.
Amounts due from related parties are typically unsecured. In evaluating the collectability of the amounts due from related parties, the Company considers many factors, including the related parties’ repayment history and their credit-worthiness. An allowance for
doubtful accounts is made when collection of the full amount is no longer probable.
Business and economic risks
The Company participates in the dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations and cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to existing and new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; brand maintenance and enhancement; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth.
The Company’s operations could be adversely affected by significant political, economic and social uncertainties, epidemic and trade war disruptions in the PRC.
Currency convertibility risk
Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Foreign exchange transactions, including foreign currency payments, require the approval of the People’s Bank of China and/or regulatory institutions.
Foreign currency exchange rate risk
The functional currency and the reporting currency of the Company are the USD and the RMB, respectively. The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, restricted cash, short-term investments, long-term investments, accounts and notes payable and convertible senior notes denominated in the USD. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to the USD, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. On March 15, 2014, the People’s Bank of China announced the widening of the daily trading band for RMB against USD. The appreciation of the USD against the RMB was approximately 1.26% in 2019. Most of the revenues and costs of the Company are denominated in RMB, while a portion of cash and cash equivalents, restricted cash, short-term investments, long-term investments, notes payable and convertible senior notes are denominated in the USD. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the USD in the future. Any significant fluctuation of the valuation of RMB may materially affect
the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in USD.
Derivative Instruments
ASC Topic 815,

Derivatives and Hedging

(“ASC 815”), requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in other comprehensive income (loss) depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in earnings.
Recent Accounting Pronouncements
In June 2016, the FASB issued ASU No.
 2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”)
which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU
2016-13
replaces the existing incurred loss impairment
model
with an expected loss methodology, which will result in more timely recognition of credit losses. ASU
2016-13
is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The
C
omp
any
 does not expect any material impact on net assets and the consolidated statement of comprehensive income (loss) as a result of adopting the new standard.
In January 2017, the FASB issued ASU 2017-04,
Simplifying the Test for Goodwill Impairment
(“ASU 2017-04”), which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual and interim goodwill impairment testing dates on or after January 1, 2017. The guidance should be applied on a prospective basis. The Company does not expect any material impact on its consolidated financial statements and related disclosures as a result of adopting the new standard.
In March 2019, the FASB issued ASU 2019-02,
Improvements to Accounting for Costs of Films and License Agreements for Program Materials
(“ASU 2019-02”). ASU 2019-02 aligns the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. ASU 2019-02 also requires testing capitalized produced and licensed content for impairment using a fair value model at a film group level when the produced and licensed contents are predominantly monetized with other produced and/or licensed contents. A film or film group represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other produced or licensed contents, which is the unit of account for testing impairment. The predominant monetization strategy should be
reasse
ssed
if there is a significant change to the monetization strategy of a produced or licensed content. Further, ASU 2019-02 requires that an entity reassess estimates of the use of a film in a film group and account for changes, if any, prospectively. The presentation and disclosure requirements in ASU 2019-02 also increase the transparency of information provided to users of financial statements about produced and licensed content. This update will be effective for the Company’s fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.
The Company will adopt ASU 2019-02 on January 1, 2020 and report cash outflows for the costs incurred to obtain rights for both produced and licensed content as operating cash outflows in the statement of cash flows. As the majority of the Company’s produced and licensed content are predominantly monetized as a group, upon adoption
of the new standard, they will be reviewed for impairment when there are events or changes in circumstances that indicate such assessment should be made.